INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Expense (Benefit) Attributable To Earnings (Loss) From Operations

The income tax expense (benefit) attributable to earnings (loss) from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Year ended December 31, 2010
PRC	34,948	27,264	62,212
U.S. Federal	18	0	18
U.S. State and Local	8	0	8
Other jurisdictions	(672)	4,644	3,972

	34,302	31,908	66,210

Year ended December 31, 2009
PRC	8,141	(34,500)	(26,359)
U.S. Federal	9	0	9
U.S. State and Local	4	0	4
Other jurisdictions	5,983	(549)	5,434

	14,137	(35,049)	(20,912)

(Loss) Earnings Before Income Taxes

(Loss) earnings before income taxes of the Group consist of the following:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
PRC operations	(212,722)	413,120	(540,245)
U.S. operations	14	23	(1,318)
Other foreign operations	(42,200)	(50,466)	(63,250)

Total	(254,908)	362,677	(604,813)

Actual Income Tax Expense (Benefit)

The actual income tax (benefit) expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to (loss) earnings before income taxes as a result of the following:

	Year ended December 31, 2009		Year ended December 31, 2010		Year ended December 31, 2011
(Loss) earnings before income taxes	(254,908)		362,677		(604,813)

Computed income tax (benefit) expense	(63,727)	25%	90,669	25%	(151,203)	25%
Effect of tax rate differential	33,244	(13%)	7,736	2%	30,156	(5%)
Change in tax rate	0	0%	(743)	0%	1,687	0%
Non-deductible expenses
Share-based compensation	3,553	(2%)	2,762	1%	2,482	(1%)
Others	39	0%	77	0%	47	(0%)
50% additional deduction of R&D expense	(1,195)	0%	(660)	0%	(5,297)	1%
Change in valuation allowance	1,251	(0%)	4,621	1%	174,269	(29%)
Tax effect on transfer of equity interests within the Group	0	0%	5,103	1%	(44,332)	7%
Withholding tax on capital payment	5,950	(2%)	0	0%	0	0%
Withholding tax on undistributed earnings of PRC subsidiaries	0	0%	3,788	1%	(3,788)	1%
Tax holiday	0	0%	(44,561)	(12%)	0	0%
Others	(27)	0%	(2,582)	(1%)	120	0%

Actual income tax (benefit) expense	(20,912)	8%	66,210	18%	4,141	(1%)

Impact On Basic And Diluted Earnings ( Loss) Per Ordinary Share By Tax Holiday

Without the tax holiday, the Group’s income tax expense would have increased by US$44,561 for the year ended December 31, 2010, and the impact on basic and diluted (loss) earnings per ordinary share for such periods was as follows:

Year ended December 31, 2010
Impact on (loss) earnings per ordinary share:

– Basic	0.35

– Diluted	0.33

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2010	December 31, 2011
Deferred income tax assets:
Inventories write-down	582	42,395
Impairment loss on equipment	418	309
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	7,232	37,493
Provision for loss on firm purchase commitment	173	5,213
Accruals	1,924	3,976
Capital lease obligation	1,785	1,430
Deferred revenue	18,222	18,720
Tax loss carry forwards	5,926	155,372
Government subsidy	7,012	5,609

Total gross deferred income tax assets	43,274	270,517
Less: valuation allowance	(5,872)	(196,994)

Deferred income tax assets , net of valuation allowance	37,402	73,523

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(10,549)	(9,679)
– Property, plant and equipment	(185)	(7,523)
– Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	0
– Change in fair value of available-for-sale investment	0	(2,200)

Total gross deferred income tax liabilities	(14,522)	(19,402)

Net deferred income tax asset	22,880	54,121

Classification on consolidated balance sheets:

Deferred income tax assets:
– Current	15,914	30,931
– Non-current	21,303	39,376

Deferred income tax liability:
– Current	0	0
– Non-current	(14,337)	(16,186)